Intangible Assets and Goodwill (Tables)	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets and goodwill

Amortizable intangible assets are being amortized on a straight-line basis over their estimated useful lives of ten years with no estimated residual values, which materially approximates the expected pattern of use.

	September 30, 2017	September 24, 2016
Trademarks	$18,119	$17,592
Customer relationships	15,485	15,035
	33,604	32,627
Less: accumulated amortization	(24,364)	(20,393)
	$9,240	$12,234

Schedule of estimated intangible asset amortization expense	The estimated intangible asset amortization expense for the periods ending September 30 are as follows:
Fiscal period ending September 30,
2018	$3,339
2019	3,339
2020	2,562
Total	$9,240